Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
IncomeTaxLineItems [Line Items]
Schedule of Income Tax Benefit

The Company adopted ASU 2023-09 on a prospective basis beginning with the year ended December 31, 2025. The following table presents the required disclosure pursuant to ASU 2023-09 and reconciles the U.S. federal statutory tax amount and rate to the actual effective amount and rate for the year ended December 31, 2025:

	2025
	Amount	Percent
U.S federal statutory tax rate	$(1,084)	21.0%
Changes in valuation allowances	1,018	(19.7)%
Nontaxable or nondeductible items
Stock-based compensation	63	(1.2)%
Other	3	(0.1)%
Effective tax rate	$-	-%

Schedule of Reconciliation of Federal Statutory Income Tax Rate To Effective Income Tax Rate

The following table presents the required disclosure prior to the adoption of ASU 2023-09 and reconciles the U.S. federal statutory income tax rate to the actual effective income tax rate for the years ended December 31, 2024:

2024
Income tax computed at federal statutory tax rate	21.0%
State taxes, net of federal benefit	5.5%
Research and development credits	5.8%
Expiration of stock options	(7.7)%
Permanent differences	(2.4)%
Limitations on credits and net operating losses	(1.2)%
Change in valuation allowance	(21.0)%
Effective tax rate	-

Schedule of Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 were as follows:

	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$19,311	$16,116
Capitalized research and experimental costs	5,708	7,836
Research and development credit carryforwards	1,945	1,945
Capitalized start-up expenses	117	135
Stock-based compensation	108	183
Other	660	309
Total deferred tax assets	27,849	26,524
Valuation allowance	(27,849)	(26,524)
Net deferred tax assets	$-	$-

Schedule of Roll-forward of Gross Uncertain Tax Positions

The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance — January 1, 2024	$505
Additions for current year tax positions	139
Balance — December 31, 2024	644
Additions for current year tax positions	-
Balance — December 31, 2025	$644

Eos SENOLYTIXS Inc [Member]
IncomeTaxLineItems [Line Items]
Schedule of Income Tax Benefit

The income tax benefit for the periods ended December 31, 2025 and 2024 consists of the following:

	December 31,
	12/31/2025	12/31/2024
Current	$-	$-
Deferred	(64,000)	(19,000)
Change in valuation allowance	64,000	19,000
Net deferred tax assets	$-	$-

Schedule of Reconciliation of Federal Statutory Income Tax Rate To Effective Income Tax Rate

In accordance with ASU 2023-09, reconciling items greater than 5% of the statutory tax rate are presented separately. Amounts below this threshold are aggregated within “Other.”

	December 31, 2025		December 31, 2024
	Amount	%	Amount	%
U.S. federal statutory tax rate	$53,000	(21.0)	$16,000	(21.0)
State taxes, net of federal benefit	11,000	(4.2)	3,000	(3.8)
Change in valuation allowance	(64,000)	25.2	(19,000)	24.8
Net	$-	0%	$-	0%

Schedule of Components of Deferred Tax Assets

The primary component of the Company’s December 31, 2025 and 2024 deferred tax assets and related valuation allowances is its net operating loss carryforwards.

	December 31,
	2025	2024
Net operating loss carryforwards	$83,000	$19,000
Change in valuation allowance	(83,000)	(19,000)
Deferred tax asset	$-	$-

Schedule of Income Taxes Paid	Income taxes paid (Disaggregated) 2025:
Amount
(in dollars)
U.S. Federal	$-
U.S. State	$-
Foreign	$-
Total Income Taxes Paid	$-